Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 shares	Mar. 31, 2022 USD ($) Advance	Dec. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Dec. 15, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 01, 2022 $ / shares	Mar. 02, 2022 USD ($)
Transaction with Related Parties [Abstract]
Due to related parties								$ 335	$ 127
Proceeds from related party loan								5,000	0	$ 0
Interest and commitment fees								277	0	0
Amortization of arrangement fees								$ 402	$ 143	325
Common stock, shares that can be exchanged (in shares) | shares									271,078
Common stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01		$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares			188,974
Repayment of related party loan	$ 70							$ 70	$ 0	0
Payment of dividends on preferred shares								941
Gain from property sale								$ 0	$ 137	0
Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares		657,396
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares									4.2
Series B preferred shares issued in exchange for common shares (in shares) | shares			793,657
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage								4.00%	4.00%
Payment of dividends on preferred shares								$ 530
Accrued dividends payable								$ 7
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01
Series C preferred shares issued in exchange for Series B preferred shares (in shares) | shares		1,314,792
Dividend rate percentage								5.00%
Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties								$ 335	$ 63
Pure Brokerage [Member] | Net Income (Loss) from Discontinued Operations [Member]
Transaction with Related Parties [Abstract]
Related party expenses										56
Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party expenses								887	431	227
Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party expenses								204	180	80
Mango Shipping Corp. [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, cash conversion price		$ 4,930
Payment of dividends on preferred shares							$ 411	411
Dividend per share (in dollars per share) | $ / shares						$ 0.875
Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, cash conversion price		$ 4,930
Payment of dividends on preferred shares								411
Dividend per share (in dollars per share) | $ / shares					$ 0.3125
Accrued dividends payable								$ 82
Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Maximum borrowing capacity												$ 5,000
Term								1 year
Interest rate								9.00%
Arrangement fees capitalized								$ 200
Commitment fee percentage								3.00%
Proceeds from related party loan				$ 5,000
Number of advances under related party loan | Advance				2
Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member] | Interest and Finance Costs [Member]
Transaction with Related Parties [Abstract]
Interest and commitment fees								$ 277
Amortization of arrangement fees								$ 200
Aliki Paliou [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			657,396
Andreas Michalopoulos [Member] | Series B Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			28,171
Ex Related Parties [Member]
Transaction with Related Parties [Abstract]
Related party expenses									18	$ 596
Due from ex related parties									0
Due to ex related parties									$ 0